Contingent Consideration (Q1) (Tables)	3 Months Ended
Mar. 31, 2021
Acquisitions [Abstract]
Schedule of business acquisitions, contingent consideration
The following table presents the changes in the Company’s contingent consideration liabilities for the three months ended March 31, 2021 and 2020:

Ending Balance December 31, 2019 (current and long-term liabilities)	$1,066
Fair value adjustments to contingent consideration	—
Ending Balance March 31, 2020 (current and long-term liabilities)	$1,066

Ending Balance December 31, 2020 (current and long-term liabilities)	$660
Fair value adjustments to contingent consideration	(290)
Ending balance, March 31, 2021 (current and long-term liabilities)	$370